Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
11.	SUBSEQUENT EVENTS

The Company has evaluated and determined that there are no material subsequent events that require disclosure or adjustment to the financial statements.

For the period from July 1, 2025 to September 23, 2025, the Company issued 2,086,913 Ordinary Shares pursuant to the 2024 ATM offering for gross proceeds of $2,607,126. The Ordinary Shares were sold at prevailing market prices, for an average price per share of $1.25. Pursuant to the ATM Agreement, a cash commission of $65,178 on the aggregate gross proceeds raised was paid to the Sales Agent in connection with its services under the ATM Agreement.